Financial assets and liabilities - Summary of Credit Risk Rating (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Credit rating	R$ 25,487,289	R$ 15,560,097
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	20,878,272	11,538,846
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	3,991,846	4,021,251
A+ credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 617,171	R$ 0